Segment Reporting and Geographic Information	12 Months Ended
Dec. 31, 2021
Segment Reporting [Abstract]
Segment Reporting and Geographic Information
(1 5 )	Segment Reporting and Geographic Information
The Company conducts its business in one operating segment that designs, develops and produces LiDAR sensors used in intelligent real-time 3D object detection and classification solutions. The Company’s Chief Executive Officer (“CEO”) is the Chief Operating Decision Maker (“CODM”). The CODM allocates resources and makes operating decisions based on financial information presented on a consolidated basis. The profitability of the Company’s product group is not a determining factor in allocating resources and the CODM does not evaluate profitability below the level of the consolidated company. Revenue by geographical region is as follows:

	For the Years Ended December 31,
	2021	2020
Americas	$1,043	$1,372
Asia	1,898	842
Europe, Middle East and Africa	987	801

Total net sales	$3,928	$3,015

All long-lived assets are maintained in, and all losses are attributable to, the United States of America.